Average Annual Total Returns - StrategicAdvisersFidelityEmergingMarketsFund-PRO - StrategicAdvisersFidelityEmergingMarketsFund-PRO - Strategic Advisers Fidelity Emerging Markets Fund	Jul. 30, 2024
Strategic Advisers Fidelity Emerging Markets Fund | Return Before Taxes
Average Annual Return:
Past 1 year	12.21%
Past 5 years	5.31%
Since Inception	5.52%	[1]
Strategic Advisers Fidelity Emerging Markets Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	11.18%
Past 5 years	4.59%
Since Inception	4.75%	[1]
Strategic Advisers Fidelity Emerging Markets Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	7.46%
Past 5 years	4.06%
Since Inception	4.21%	[1]
MC041
Average Annual Return:
Past 1 year	9.86%
Past 5 years	3.71%
Since Inception	4.27%

[1]	A From October 30, 2018 .